INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating losses carried forward	$ 220,287	$ 167,293
Depreciation and amortization	64,588	49,985
Lease liabilities	48,184	104,404
Others	4,974	9,373
Sub-total	338,033	331,055
Valuation allowances	(284,656)	(257,965)
Total deferred tax assets	53,377	73,090
Deferred tax liabilities
Right-of-use assets	(28,942)	(63,011)
Land use rights	(47,690)	(46,430)
Intangible assets	(508)	(506)
Unrealized capital allowances	(7,553)	(7,242)
Others	(8,260)	(9,020)
Total deferred tax liabilities	(92,953)	(126,209)
Deferred tax liabilities, net	$ (39,576)	$ (53,119)